Technology and content expense	12 Months Ended
Dec. 31, 2022
Technology and content expense
Technology and content expense
26 Technology and content expense
Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2020	2021	2022
Staff Costs - Technology and content	15,125	16,355	26,806
Technology license and maintenance expenses	16,656	22,842	28,446
Technology and content expense	31,781	39,197	55,252
Technology and content expense increased by 41.0% from USD 39.2 million in 2021 to USD 55.3 million in 2022, as the Group continues investing in tech backbone.